Loans	6 Months Ended
Jun. 30, 2021
Debt Disclosure [Abstract]
Loans

Note 10 – Loans

Paycheck Protection Program

On April 24, 2020, AVX Design & Integration, Inc. entered into an agreement to receive a U.S. Small Business Administration Loan (“SBA Loan”) from JPMorgan Chase Bank, N.A. related to the COVID-19 pandemic in the amount of $107,460, which we received on May 1, 2020. The SBA Loan has a fixed interest rate of 0.98 percent per annum and a maturity date two years from the date the loan was issued.

On May 4, 2020, Perfecular Inc. entered into an agreement to receive a U.S. Small Business Administration Loan (“SBA Loan”) from Bank of America related to the COVID-19 pandemic in the amount of $151,500, which we received on May 4, 2020. The SBA Loan has a fixed interest rate of 1 percent per annum and a maturity date two years from the date loan was issued. On April 28, 2021, SBA authorized full forgiveness of this loan and the Company recognized principal amount of $151,500 and $1,490 interest to other income.

 On March 2, 2021, Perfecular Inc. entered into an agreement to receive a U.S. Small Business Administration Loan (“SBA Loan”) from Wells Fargo related to the COVID-19 pandemic in the amount of $158,547, which we received on March 3, 2021. The SBA Loan has a fixed interest rate of 1 percent per annum and a maturity date two years from the date loan was issued.

On March 10, 2021, AVX Design & Integration, Inc. entered into an agreement to receive an SBA Loan from Chase Bank related to the COVID-19 pandemic in the amount of $108,750. The SBA Loan has a fixed interest rate of 0.98 percent per annum and a maturity date five years from the date loan was issued.

Economic Injury Disaster Loan

On June 4, 2020, Perfecular Inc. entered into an agreement to receive a U.S. Small Business Administration Loan (“SBA Loan”) from Bank of America related to the COVID-19 pandemic in the amount of $81,100, which we received on June 4, 2020. The SBA Loan has a fixed interest rate of 3.75 percent per annum and a maturity date thirty years from the date loan was issued.

On June 5, 2020, AVX Design & Integration, Inc. entered into an agreement to receive a U.S. Small Business Administration Loan (“SBA Loan”) from JPMorgan Chase Bank, N.A. related to the COVID-19 pandemic in the amount of $56,800, which we received on June 5, 2020. The SBA Loan has a fixed interest rate of 3.75 percent per annum and a maturity date thirty years from the date loan was issued.

Bank Loan

On January 8, 2021, Focus Universal Inc. entered into a secured promissory note agreement with East West Bank in the amount of $1,500,000. The note has a variable interest rate of 0.25% above Wall Street Journal Prime Rate. The note requires monthly payments with the final payment of $1,357,178 due on January 22, 2026.

Borrower will use all of the proceeds from this Loan solely as working capital to alleviate economic injury caused by disaster occurring in the month of January 31, 2020 and continuing thereafter.

	June 30, 2021	December 31, 2020
SBA Loan	$512,430	$396,860
Bank Loan	1,495,337	–
Total	2,007,767	396,860
Less: current portion	(271,085)	(194,125)
Long term portion	$1,736,682	$202,735

Interest expense incurred from the loans amounted to $22,827 and $868 for the six months ended June 30, 2021 and 2020, respectively.